Fair Value Assets And Liabilities Measured On Recurring Basis (Detail) (Inventergy Inc [Member], USD $)	Dec. 31, 2013
Financial liabilities fair value disclosure, Total	$ 591,901
Series A Preferred Stock [Member]
Financial liabilities fair value disclosure, Total	56,926
Promissory Note Payable [Member]
Financial liabilities fair value disclosure, Total	534,975
Fair Value, Inputs, Level 1 [Member]
Financial liabilities fair value disclosure, Total	0
Fair Value, Inputs, Level 1 [Member] | Series A Preferred Stock [Member]
Financial liabilities fair value disclosure, Total	0
Fair Value, Inputs, Level 1 [Member] | Promissory Note Payable [Member]
Financial liabilities fair value disclosure, Total	0
Fair Value, Inputs, Level 2 [Member]
Financial liabilities fair value disclosure, Total	0
Fair Value, Inputs, Level 2 [Member] | Series A Preferred Stock [Member]
Financial liabilities fair value disclosure, Total	0
Fair Value, Inputs, Level 2 [Member] | Promissory Note Payable [Member]
Financial liabilities fair value disclosure, Total	0
Fair Value, Inputs, Level 3 [Member]
Financial liabilities fair value disclosure, Total	591,901
Fair Value, Inputs, Level 3 [Member] | Series A Preferred Stock [Member]
Financial liabilities fair value disclosure, Total	56,926
Fair Value, Inputs, Level 3 [Member] | Promissory Note Payable [Member]
Financial liabilities fair value disclosure, Total	$ 534,975